Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Oct. 31, 2015	Oct. 31, 2025	Oct. 31, 2016	Oct. 31, 2017	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2020	Oct. 31, 2021	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000130466 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	$ 1,000,000		$ 1,039,360	$ 1,100,107	$ 1,050,369	$ 1,109,708	$ 1,135,904	$ 1,128,486	$ 868,364	$ 893,523	$ 988,059	$ 1,037,600
C000014127 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,390	10,985	10,488	11,063	11,317	11,237	8,631	8,874	9,801	10,285
C000014126 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,278	10,765	10,166	10,625	10,756	10,564	8,028	8,164	8,917	9,244
C000014125 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 4.50%
Accumulated Value	9,553		9,875	10,385	9,876	10,380	10,580	10,471	8,020	8,228	9,071	9,504
C000049945 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Sales Charge - 5.75%
Accumulated Value	9,425		10,020	11,453	11,812	13,448	12,276	16,371	15,252	16,236	19,674	22,824
C000049946 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		with Maximum Deferred Sales Charge - 1.00%
Accumulated Value	10,000		10,549	11,980	12,268	13,862	12,556	16,617	15,364	16,223	19,515	22,461
C000049947 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class I
Accumulated Value	10,000		10,665	12,227	12,647	14,443	13,211	17,659	16,500	17,601	21,393	24,889
C000130468 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Class Y
Accumulated Value	1,000,000		1,067,154	1,223,794	1,267,044	1,448,119	1,325,430	1,773,312	1,656,431	1,769,237	2,149,886	2,502,800
Bloomberg Global Aggregate ex USD C000130466 Index Unhedged [Member]
Account Value [Line Items]
Accumulated Value	1,000,000		1,064,700	1,078,115	1,055,583	1,138,340	1,194,802	1,171,025	883,070	905,942	984,306	1,035,800
Bloomberg Global Aggregate ex USD Index Unhedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate ex USD Index (Unhedged)
Accumulated Value	10,000		10,647	10,781	10,556	11,383	11,948	11,710	8,831	9,059	9,843	10,358
FTSE World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE World Index
Accumulated Value	10,000		10,254	12,683	12,776	14,456	15,072	21,138	17,251	19,214	25,673	31,735
FTSE World C000130468 Index [Member]
Account Value [Line Items]
Accumulated Value	$ 1,000,000		$ 1,025,400	$ 1,268,317	$ 1,277,576	$ 1,445,577	$ 1,507,159	$ 2,113,790	$ 1,725,064	$ 1,921,377	$ 2,567,343	$ 3,173,500